American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
June 30, 2019

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 67.8%
Aerospace and Defense — 3.3%
BAE Systems plc	166,383	1,049,322
HEICO Corp., Class A(1)	64,553	6,672,844
		7,722,166
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	14,900	1,538,723
Airlines — 0.8%
Alaska Air Group, Inc.	8,677	554,547
Southwest Airlines Co.	24,078	1,222,681
		1,777,228
Automobiles — 1.6%
Honda Motor Co. Ltd. ADR	73,825	1,907,638
Thor Industries, Inc.	30,400	1,776,880
		3,684,518
Banks — 8.1%
Comerica, Inc.(1)	48,910	3,552,822
First Hawaiian, Inc.(1)	106,700	2,760,329
PNC Financial Services Group, Inc. (The)(1)	26,910	3,694,205
Prosperity Bancshares, Inc.(1)	21,020	1,388,371
Toronto-Dominion Bank (The)	58,660	3,427,638
Wells Fargo & Co.(1)	84,050	3,977,246
		18,800,611
Beverages — 2.0%
Molson Coors Brewing Co., Class B	10,750	602,000
PepsiCo, Inc.(1)	31,834	4,174,392
		4,776,392
Biotechnology — 1.7%
Gilead Sciences, Inc.(1)	60,420	4,081,975
Building Products — 0.5%
Johnson Controls International plc	25,580	1,056,710
Capital Markets — 1.0%
Bank of New York Mellon Corp. (The)	16,410	724,501
Janus Henderson Group plc	71,020	1,519,828
		2,244,329
Chemicals — 2.2%
Akzo Nobel NV	30,960	2,910,081
Axalta Coating Systems Ltd.(2)	20,200	601,354
Corteva, Inc.(2)	30,846	912,116
DuPont de Nemours, Inc.	8,916	669,324
		5,092,875
Commercial Services and Supplies — 2.0%
Republic Services, Inc.(1)	53,520	4,636,973
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	6,410	1,475,005

Containers and Packaging — 0.9%
Packaging Corp. of America	19,320	1,841,582
WestRock Co.	8,433	307,552
		2,149,134
Electric Utilities — 2.4%
Duke Energy Corp.	18,690	1,649,206
Pinnacle West Capital Corp.	13,880	1,305,969
Xcel Energy, Inc.(1)	46,090	2,741,894
		5,697,069
Electrical Equipment — 3.2%
Eaton Corp. plc	6,950	578,796
Hubbell, Inc.	12,843	1,674,727
nVent Electric plc	150,810	3,738,580
Rockwell Automation, Inc.	9,550	1,564,577
		7,556,680
Electronic Equipment, Instruments and Components — 0.4%
TE Connectivity Ltd.	8,730	836,159
Energy Equipment and Services — 0.4%
Schlumberger Ltd.	23,400	929,916
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	7,510	1,535,419
Welltower, Inc.	18,630	1,518,904
Weyerhaeuser Co.	46,349	1,220,833
		4,275,156
Food and Staples Retailing — 1.5%
Koninklijke Ahold Delhaize NV	113,110	2,543,917
Walmart, Inc.	8,590	949,109
		3,493,026
Food Products — 1.9%
Hormel Foods Corp.	57,570	2,333,888
J.M. Smucker Co. (The)	3,098	356,858
Nestle SA ADR	16,350	1,690,590
		4,381,336
Gas Utilities — 0.6%
Atmos Energy Corp.	12,520	1,321,611
Health Care Equipment and Supplies — 4.0%
Hologic, Inc.(2)	26,920	1,292,698
Medtronic plc	32,640	3,178,810
Zimmer Biomet Holdings, Inc.(1)	41,297	4,862,309
		9,333,817
Health Care Providers and Services — 1.1%
Cigna Corp.	4,140	652,257
McKesson Corp.	14,630	1,966,126
		2,618,383
Hotels, Restaurants and Leisure — 2.2%
Carnival Corp.	25,850	1,203,318
Cheesecake Factory, Inc. (The)	19,100	835,052
Cracker Barrel Old Country Store, Inc.	5,380	918,527

Sodexo SA	17,900	2,092,551
		5,049,448
Household Durables — 0.1%
PulteGroup, Inc.	7,640	241,577
Household Products — 0.5%
Procter & Gamble Co. (The)	10,770	1,180,931
Industrial Conglomerates — 0.9%
Siemens AG ADR	35,350	2,108,981
Insurance — 3.3%
Aflac, Inc.	13,110	718,559
Chubb Ltd.	11,915	1,754,960
EMC Insurance Group, Inc.	50,950	1,835,729
MetLife, Inc.	31,590	1,569,075
ProAssurance Corp.	49,480	1,786,723
		7,665,046
Interactive Media and Services — 0.5%
Alphabet, Inc., Class C(2)	1,000	1,080,910
Life Sciences Tools and Services — 0.5%
Waters Corp.(2)	5,230	1,125,705
Machinery — 2.7%
Atlas Copco AB, B Shares	122,850	3,524,733
Cummins, Inc.	2,073	355,188
Deere & Co.	2,830	468,959
Ingersoll-Rand plc	8,840	1,119,763
Rexnord Corp.(2)	29,173	881,608
		6,350,251
Multi-Utilities — 0.4%
CMS Energy Corp.	16,150	935,247
Oil, Gas and Consumable Fuels — 4.0%
Chevron Corp.	16,580	2,063,215
Cimarex Energy Co.	8,170	484,726
Enterprise Products Partners LP	65,030	1,877,416
EQM Midstream Partners LP	16,980	758,666
Noble Energy, Inc.	21,560	482,944
Shell Midstream Partners LP	68,491	1,419,134
TOTAL SA ADR	40,910	2,282,369
		9,368,470
Pharmaceuticals — 2.2%
Novartis AG	19,960	1,825,681
Pfizer, Inc.(1)	44,436	1,924,968
Roche Holding AG ADR	40,120	1,408,212
		5,158,861
Road and Rail — 1.1%
Norfolk Southern Corp.	7,070	1,409,263
Union Pacific Corp.	7,250	1,226,048
		2,635,311
Semiconductors and Semiconductor Equipment — 0.7%
Maxim Integrated Products, Inc.	27,670	1,655,219

Software — 1.2%
Microsoft Corp.	7,456	998,806
Oracle Corp. (New York)(1)	33,185	1,890,549
		2,889,355
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	6,290	969,540
AutoZone, Inc.(2)	510	560,730
Home Depot, Inc. (The)	6,300	1,310,211
L Brands, Inc.	9,257	241,608
		3,082,089
Textiles, Apparel and Luxury Goods — 1.8%
Burberry Group plc	11,190	265,475
Ralph Lauren Corp.	11,150	1,266,529
Tapestry, Inc.	34,180	1,084,531
Under Armour, Inc., Class C(2)	73,160	1,624,152
		4,240,687
Trading Companies and Distributors — 1.7%
MSC Industrial Direct Co., Inc., Class A(1)	49,750	3,694,435
Watsco, Inc.	2,060	336,872
		4,031,307
TOTAL COMMON STOCKS (Cost $144,136,634)		158,279,187
EXCHANGE-TRADED FUNDS — 8.2%
Consumer Discretionary Select Sector SPDR Fund	16,955	2,021,036
Consumer Staples Select Sector SPDR Fund	26,710	1,551,050
iShares Russell 1000 Value ETF	95,042	12,091,243
iShares TIPS Bond ETF	18,990	2,193,155
iShares U.S. Real Estate ETF	13,350	1,165,589
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,570,813)		19,022,073
CONVERTIBLE BONDS — 6.4%
Automobiles — 3.1%
Tesla, Inc., 2.00%, 5/15/24	7,372,000	7,258,810
Semiconductors and Semiconductor Equipment — 3.3%
Microchip Technology, Inc., 1.625%, 2/15/27	2,149,000	2,537,109
Teradyne, Inc., 1.25%, 12/15/23	3,151,000	5,119,803
		7,656,912
TOTAL CONVERTIBLE BONDS (Cost $15,250,211)		14,915,722
TEMPORARY CASH INVESTMENTS — 15.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $30,339,775), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $29,794,174)		29,788,588
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $5,770,291), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $5,654,589)		5,654,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,598	37,598
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,480,186)		35,480,186
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.6% (Cost $212,437,844)		227,697,168
SECURITIES SOLD SHORT — (82.5)%
COMMON STOCKS SOLD SHORT — (72.7)%

Aerospace and Defense — (3.4)%
HEICO Corp.	(50,371)	(6,740,144)
Rolls-Royce Holdings plc	(99,950)	(1,087,121)
		(7,827,265)
Air Freight and Logistics — (0.7)%
FedEx Corp.	(9,320)	(1,530,251)
Airlines — (0.8)%
American Airlines Group, Inc.	(37,090)	(1,209,505)
Spirit Airlines, Inc.	(12,665)	(604,500)
		(1,814,005)
Automobiles — (3.8)%
Tesla, Inc.	(31,300)	(6,994,298)
Toyota Motor Corp. ADR	(15,480)	(1,919,365)
		(8,913,663)
Banks — (8.1)%
Bank of America Corp.	(137,980)	(4,001,420)
Bank of Hawaii Corp.	(33,250)	(2,756,758)
First Financial Bankshares, Inc.	(44,960)	(1,384,318)
M&T Bank Corp.	(20,860)	(3,547,660)
National Bank of Canada	(73,340)	(3,484,007)
US Bancorp	(70,230)	(3,680,052)
		(18,854,215)
Beverages — (2.0)%
Anheuser-Busch InBev SA ADR	(6,900)	(610,719)
Coca-Cola Co. (The)	(82,080)	(4,179,514)
		(4,790,233)
Biotechnology — (0.9)%
Amgen, Inc.	(10,960)	(2,019,709)
Building Products — (0.1)%
Lennox International, Inc.	(1,200)	(330,000)
Capital Markets — (2.1)%
FactSet Research Systems, Inc.	(8,790)	(2,518,862)
Franklin Resources, Inc.	(44,580)	(1,551,384)
State Street Corp.	(12,980)	(727,659)
		(4,797,905)
Chemicals — (2.1)%
Chemours Co. (The)	(53,830)	(1,291,920)
PPG Industries, Inc.	(30,180)	(3,522,308)
		(4,814,228)
Commercial Services and Supplies — (2.0)%
Waste Management, Inc.	(39,980)	(4,612,493)
Construction Materials — (0.6)%
Vulcan Materials Co.	(10,750)	(1,476,082)
Electric Utilities — (1.9)%
American Electric Power Co., Inc.	(31,010)	(2,729,190)
Southern Co. (The)	(29,900)	(1,652,872)
		(4,382,062)
Electrical Equipment — (0.4)%
Emerson Electric Co.	(13,990)	(933,413)

Electronic Equipment, Instruments and Components — (1.0)%
Amphenol Corp., Class A	(8,660)	(830,840)
Cognex Corp.	(33,350)	(1,600,133)
		(2,430,973)
Energy Equipment and Services — (0.4)%
Halliburton Co.	(39,910)	(907,553)
Equity Real Estate Investment Trusts (REITs) — (2.3)%
AvalonBay Communities, Inc.	(7,467)	(1,517,145)
CoreCivic, Inc.	(57,150)	(1,186,434)
Crown Castle International Corp.	(12,008)	(1,565,243)
Equity Residential	(15,970)	(1,212,442)
		(5,481,264)
Food and Staples Retailing — (2.2)%
Costco Wholesale Corp.	(3,549)	(937,859)
Kroger Co. (The)	(117,540)	(2,551,793)
Sysco Corp.	(21,960)	(1,553,011)
		(5,042,663)
Food Products — (2.4)%
Danone SA	(5,260)	(446,103)
General Mills, Inc.	(7,950)	(417,534)
Kraft Heinz Co. (The)	(41,800)	(1,297,472)
Tyson Foods, Inc., Class A	(28,860)	(2,330,156)
Unilever NV NY Shares	(19,540)	(1,186,469)
		(5,677,734)
Health Care Equipment and Supplies — (5.3)%
Abbott Laboratories	(15,420)	(1,296,822)
Align Technology, Inc.	(10,890)	(2,980,593)
Becton Dickinson and Co.	(4,390)	(1,106,324)
Stryker Corp.	(33,710)	(6,930,102)
		(12,313,841)
Health Care Providers and Services — (1.1)%
Cardinal Health, Inc.	(42,090)	(1,982,439)
UnitedHealth Group, Inc.	(2,690)	(656,387)
		(2,638,826)
Hotels, Restaurants and Leisure — (2.3)%
Chipotle Mexican Grill, Inc.	(2,380)	(1,744,254)
Compass Group plc	(87,780)	(2,103,667)
MGM Resorts International	(8,720)	(249,130)
Royal Caribbean Cruises Ltd.	(10,170)	(1,232,706)
		(5,329,757)
Household Durables — (0.1)%
Toll Brothers, Inc.	(6,400)	(234,368)
Industrial Conglomerates — (1.0)%
3M Co.	(1,567)	(271,624)
General Electric Co.	(204,030)	(2,142,315)
		(2,413,939)
Insurance — (3.0)%
Prudential Financial, Inc.	(6,490)	(655,490)
Travelers Cos., Inc. (The)	(20,750)	(3,102,540)

Unum Group	(27,500)	(922,625)
Zurich Insurance Group AG	(6,660)	(2,319,094)
		(6,999,749)
Internet and Direct Marketing Retail — (0.9)%
Amazon.com, Inc.	(1,120)	(2,120,866)
IT Services — (0.8)%
Gartner, Inc.	(11,670)	(1,878,170)
Leisure Products — (0.8)%
Polaris Industries, Inc.	(19,890)	(1,814,565)
Life Sciences Tools and Services — (0.5)%
PerkinElmer, Inc.	(11,670)	(1,124,288)
Machinery — (2.3)%
Atlas Copco AB, A Shares	(110,660)	(3,537,427)
CNH Industrial NV	(81,283)	(835,589)
RBC Bearings, Inc.	(5,377)	(896,937)
		(5,269,953)
Multi-Utilities — (0.4)%
DTE Energy Co.	(7,160)	(915,621)
Oil, Gas and Consumable Fuels — (1.9)%
Exxon Mobil Corp.	(56,940)	(4,363,312)
Paper and Forest Products — (0.9)%
International Paper Co.	(49,500)	(2,144,340)
Pharmaceuticals — (3.1)%
AstraZeneca plc ADR	(66,762)	(2,755,935)
Bristol-Myers Squibb Co.	(9,250)	(419,488)
Eli Lilly & Co.	(2,102)	(232,881)
GlaxoSmithKline plc ADR	(14,910)	(596,698)
Merck & Co., Inc.	(9,860)	(826,761)
Sanofi	(28,580)	(2,472,424)
		(7,304,187)
Road and Rail — (1.9)%
Avis Budget Group, Inc.	(49,624)	(1,744,780)
CSX Corp.	(33,974)	(2,628,568)
		(4,373,348)
Semiconductors and Semiconductor Equipment — (4.5)%
Cree, Inc.	(29,995)	(1,685,119)
Microchip Technology, Inc.	(24,690)	(2,140,623)
Teradyne, Inc.	(104,560)	(5,009,470)
Texas Instruments, Inc.	(14,490)	(1,662,872)
		(10,498,084)
Specialty Retail — (1.2)%
Lowe's Cos., Inc.	(13,070)	(1,318,893)
O'Reilly Automotive, Inc.	(4,190)	(1,547,451)
		(2,866,344)
Textiles, Apparel and Luxury Goods — (1.9)%
Lululemon Athletica, Inc.	(1,306)	(235,354)
LVMH Moet Hennessy Louis Vuitton SE	(590)	(251,158)
PVH Corp.	(7,990)	(756,174)
Under Armour, Inc., Class A	(64,340)	(1,631,019)

VF Corp.	(18,499)	(1,615,888)
		(4,489,593)
Trading Companies and Distributors — (1.6)%
Fastenal Co.	(114,744)	(3,739,507)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $151,381,631)		(169,468,369)
EXCHANGE-TRADED FUNDS SOLD SHORT — (9.8)%
Alerian MLP ETF	(413,011)	(4,068,158)
Financial Select Sector SPDR Fund	(25,930)	(715,668)
Industrial Select Sector SPDR Fund	(72,613)	(5,621,698)
iShares Preferred & Income Securities ETF	(59,500)	(2,192,575)
iShares Russell 1000 Growth ETF	(42,647)	(6,710,079)
SPDR S&P Oil & Gas Exploration & Production ETF	(35,070)	(955,658)
Utilities Select Sector SPDR Fund	(44,430)	(2,649,361)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $22,579,068)		(22,913,197)
TOTAL SECURITIES SOLD SHORT — (82.5)% (Proceeds $173,960,699)		(192,381,566)
OTHER ASSETS AND LIABILITIES(3) — 84.9%		198,019,035
TOTAL NET ASSETS — 100.0%		$233,334,637

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	16,423	USD	12,532	Morgan Stanley	9/30/19	$30
CAD	10,091	USD	7,722	Morgan Stanley	9/30/19	(5)
CAD	78,680	USD	59,766	Morgan Stanley	9/30/19	412
CAD	15,216	USD	11,548	Morgan Stanley	9/30/19	89
USD	3,956	CAD	5,218	Morgan Stanley	9/30/19	(35)
USD	3,963	CAD	5,216	Morgan Stanley	9/30/19	(27)
USD	46,907	CAD	61,603	Morgan Stanley	9/30/19	(209)
USD	12,460	CAD	16,312	Morgan Stanley	9/30/19	(16)
CHF	86,185	USD	89,384	UBS AG	9/30/19	(387)
USD	969,190	CHF	939,048	UBS AG	9/30/19	(493)
USD	917,303	CHF	887,221	UBS AG	9/30/19	1,138
USD	328,311	CHF	318,027	UBS AG	9/30/19	(91)
EUR	162,907	USD	187,039	Credit Suisse AG	9/30/19	(496)
USD	5,040,756	EUR	4,403,407	Credit Suisse AG	9/30/19	(1,530)
GBP	111,923	USD	142,803	JPMorgan Chase Bank N.A.	9/30/19	(106)
GBP	3,535,340	USD	4,522,743	JPMorgan Chase Bank N.A.	9/30/19	(15,331)
USD	390,641	GBP	305,282	JPMorgan Chase Bank N.A.	9/30/19	1,419
USD	109,196	GBP	85,822	JPMorgan Chase Bank N.A.	9/30/19	(223)
JPY	697,800	USD	6,513	Bank of America N.A.	9/30/19	2
JPY	1,984,326	USD	18,519	Bank of America N.A.	9/30/19	7
JPY	2,407,990	USD	22,584	Bank of America N.A.	9/30/19	(103)
USD	3,508	JPY	374,152	Bank of America N.A.	9/30/19	15
USD	6,289	JPY	670,799	Bank of America N.A.	9/30/19	26
USD	11,230	JPY	1,195,283	Bank of America N.A.	9/30/19	71
USD	521	JPY	55,350	Bank of America N.A.	9/30/19	4
USD	5,351	JPY	572,114	Bank of America N.A.	9/30/19	10
USD	15,298	JPY	1,638,399	Bank of America N.A.	9/30/19	2
SEK	49,887	USD	5,419	Goldman Sachs & Co.	9/30/19	(13)
SEK	82,677	USD	8,990	Goldman Sachs & Co.	9/30/19	(31)
SEK	23,557	USD	2,554	Goldman Sachs & Co.	9/30/19	(1)
SEK	6,279	USD	680	Goldman Sachs & Co.	9/30/19	—
USD	11,488	SEK	106,747	Goldman Sachs & Co.	9/30/19	(79)
						$(15,951)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $43,771,973.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	6,672,844	1,049,322	—
Banks	15,372,973	3,427,638	—
Chemicals	2,182,794	2,910,081	—
Food and Staples Retailing	949,109	2,543,917	—
Hotels, Restaurants and Leisure	2,956,897	2,092,551	—
Machinery	2,825,518	3,524,733	—
Pharmaceuticals	3,333,180	1,825,681	—
Textiles, Apparel and Luxury Goods	3,975,212	265,475	—
Other Industries	102,371,262	—	—
Exchange-Traded Funds	19,022,073	—	—
Convertible Bonds	—	14,915,722	—
Temporary Cash Investments	37,598	35,442,588	—
	159,699,460	67,997,708	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,225	—

Liabilities
Securities Sold Short
Common Stocks
Aerospace and Defense	6,740,144	1,087,121	—
Banks	15,370,208	3,484,007	—
Food Products	5,231,631	446,103	—
Hotels, Restaurants and Leisure	3,226,090	2,103,667	—
Insurance	4,680,655	2,319,094	—
Machinery	1,732,526	3,537,427	—
Pharmaceuticals	4,831,763	2,472,424	—
Textiles, Apparel and Luxury Goods	4,238,435	251,158	—
Other Industries	107,715,916	—	—
Exchange-Traded Funds	22,913,197	—	—
	176,680,565	15,701,001	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19,176	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2019

Equity Income - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 73.3%
Aerospace and Defense — 0.2%
BAE Systems plc	2,993,900	18,881,528
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	662,218	68,387,253
Automobiles — 0.3%
Honda Motor Co. Ltd.	935,300	24,226,345
Toyota Motor Corp.	149,800	9,310,820
		33,537,165
Banks — 7.2%
Comerica, Inc.	1,998,200	145,149,248
Commerce Bancshares, Inc.	539,633	32,194,505
JPMorgan Chase & Co.	999,097	111,699,045
PNC Financial Services Group, Inc. (The)	2,398,918	329,323,463
SunTrust Banks, Inc.	1,099,110	69,079,063
Wells Fargo & Co.	3,795,100	179,584,132
		867,029,456
Biotechnology — 0.8%
Gilead Sciences, Inc.	1,492,300	100,819,788
Capital Markets — 2.5%
AllianceBernstein Holding LP	522,978	15,542,906
Bank of New York Mellon Corp. (The)	3,698,400	163,284,360
BlackRock, Inc.	109,900	51,576,070
Janus Henderson Group plc	1,298,921	27,796,910
Northern Trust Corp.	438,340	39,450,600
		297,650,846
Chemicals — 0.9%
Akzo Nobel NV	596,300	56,049,135
Corteva, Inc.(1)	793,888	23,475,268
DuPont de Nemours, Inc.	397,588	29,846,931
		109,371,334
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	2,378,561	206,078,525
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,548,291	139,467,966
Distributors — 0.5%
Genuine Parts Co.	597,441	61,882,939
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	4,994,337	285,326,473
Electric Utilities — 2.3%
Eversource Energy	2,268,700	171,876,712
Pinnacle West Capital Corp.	1,099,817	103,481,782
		275,358,494
Electrical Equipment — 1.6%
ABB Ltd.	997,200	20,024,606

Emerson Electric Co.	496,000	33,093,120
Hubbell, Inc.	1,098,600	143,257,440
		196,375,166
Electronic Equipment, Instruments and Components — 0.2%
TE Connectivity Ltd.	282,400	27,048,272
Energy Equipment and Services — 1.4%
Baker Hughes a GE Co.	996,837	24,552,095
Schlumberger Ltd.	3,698,631	146,983,596
		171,535,691
Equity Real Estate Investment Trusts (REITs) — 3.3%
Boston Properties, Inc.	199,700	25,761,300
Public Storage	245,850	58,554,094
Welltower, Inc.	1,997,654	162,868,731
Weyerhaeuser Co.	5,499,184	144,848,507
		392,032,632
Food and Staples Retailing — 1.3%
Koninklijke Ahold Delhaize NV	1,993,600	44,837,352
Walmart, Inc.	997,583	110,222,946
		155,060,298
Food Products — 3.3%
Hershey Co. (The)	480,000	64,334,400
Mondelez International, Inc., Class A	1,732,600	93,387,140
Nestle SA	2,298,300	237,940,087
		395,661,627
Gas Utilities — 4.7%
Atmos Energy Corp.	1,999,146	211,029,852
ONE Gas, Inc.	2,298,296	207,536,129
Spire, Inc.	1,699,258	142,601,731
		561,167,712
Health Care Equipment and Supplies — 4.5%
Medtronic plc	5,486,879	534,367,146
Health Care Providers and Services — 1.4%
Quest Diagnostics, Inc.	1,597,158	162,606,656
Hotels, Restaurants and Leisure — 1.0%
Carnival Corp.	1,096,503	51,042,214
Sodexo SA	598,700	69,989,415
		121,031,629
Household Products — 3.7%
Kimberly-Clark Corp.	1,197,404	159,590,005
Procter & Gamble Co. (The)	2,543,759	278,923,174
		438,513,179
Industrial Conglomerates — 0.3%
3M Co.	71,828	12,450,665
Smiths Group plc	1,297,500	25,829,516
		38,280,181
Insurance — 4.3%
Aflac, Inc.	3,994,800	218,954,988
Chubb Ltd.	1,293,628	190,538,468

Marsh & McLennan Cos., Inc.	1,068,605	106,593,349
		516,086,805
IT Services — 2.5%
Automatic Data Processing, Inc.	1,262,250	208,687,792
Paychex, Inc.	1,138,100	93,654,249
		302,342,041
Machinery — 1.7%
Atlas Copco AB, B Shares	2,297,800	65,926,997
Caterpillar, Inc.	427,600	58,277,604
Deere & Co.	462,148	76,582,545
		200,787,146
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	1,997,016	248,508,671
Enterprise Products Partners LP	6,993,500	201,902,345
Royal Dutch Shell plc, B Shares	528,200	17,229,119
Shell Midstream Partners LP	2,499,636	51,792,458
TOTAL SA	4,999,158	279,708,401
		799,140,994
Personal Products — 0.1%
Unilever NV CVA	282,900	17,232,584
Pharmaceuticals — 6.3%
Johnson & Johnson	2,365,087	329,409,317
Merck & Co., Inc.	499,922	41,918,460
Novartis AG	1,999,600	182,897,427
Pfizer, Inc.	3,386,500	146,703,180
Roche Holding AG	199,500	56,132,575
		757,060,959
Road and Rail — 0.7%
Norfolk Southern Corp.	397,792	79,291,879
Semiconductors and Semiconductor Equipment — 1.7%
Applied Materials, Inc.	886,461	39,810,963
Maxim Integrated Products, Inc.	2,697,700	161,376,414
		201,187,377
Software — 0.8%
Microsoft Corp.	737,236	98,760,135
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc.	396,900	12,593,637
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.(2)	9,199,479	126,676,826
TOTAL COMMON STOCKS (Cost $6,862,868,951)		8,768,632,339
CONVERTIBLE BONDS — 6.4%
Airlines — 0.3%
Citigroup Global Markets Holdings, Inc., (convertible into Southwest Airlines Co.), 6.35%, 9/17/19(3)(4)	399,000	20,472,690
Merrill Lynch International & Co. C.V., (convertible into Southwest Airlines Co.), 5.35%, 12/27/19(3)(4)	399,900	20,352,911
		40,825,601
Biotechnology — 0.1%
Credit Suisse AG, (convertible into Celgene Corp.), 9.10%, 9/19/19(3)(4)	199,900	17,981,405
Construction Materials — 0.7%
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 7.45%, 7/26/19(3)(4)	49,900	9,298,865

Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 6.65%, 8/2/19(3)(4)	64,800	12,324,960
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 5.60%, 8/12/19(3)(4)	95,000	18,222,900
Wells Fargo Bank N.A., (convertible into Martin Marietta Materials, Inc.), 5.10%, 8/1/19(3)(4)	199,900	38,252,864
		78,099,589
Diversified Financial Services — 2.3%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 1.63%, 8/13/19(3)(4)	109,900	22,735,013
Credit Suisse AG, (convertible into Berkshire Hathaway, Inc., Class B), 1.50%, 12/5/19(3)(4)	161,100	32,782,078
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 2.75%, 7/10/19(3)(4)	344,600	71,787,072
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 0.70%, 12/27/19(3)(4)	190,000	39,550,400
Morgan Stanley B.V., (convertible into Berkshire Hathaway, Inc., Class B), 0.88%, 11/18/19(3)(4)	290,000	60,514,300
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 5.50%, 7/1/19(3)(4)	230,000	46,846,400
		274,215,263
Energy Equipment and Services — 0.3%
Wells Fargo Bank N.A., (convertible into Schlumberger Ltd.), 8.93%, 7/22/19(3)(4)	949,000	40,626,690
Health Care Technology — 0.9%
Canadian Imperial Bank of Commerce, MTN, (convertible into Cerner Corp.), 2.60%, 11/25/19(3)(4)	299,000	21,237,671
Credit Suisse AG, (convertible into Cerner Corp.), 2.80%, 10/17/19(3)(4)	454,700	30,030,662
Merrill Lynch International & Co. C.V., (convertible into Cerner Corp.), 4.05%, 11/18/19(3)(4)	275,000	19,094,625
Morgan Stanley B.V., (convertible into Cerner Corp.), 1.48%, 10/31/19(3)(4)	299,000	20,059,910
Royal Bank of Canada, (convertible into Cerner Corp.), 3.00%, 11/25/19(3)(4)	99,900	7,120,872
Royal Bank of Canada, (convertible into Cerner Corp.), 2.45%, 12/4/19(3)(4)	159,900	11,320,920
		108,864,660
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(4)	8,981,000	9,241,224
Semiconductors and Semiconductor Equipment — 1.7%
Microchip Technology, Inc., 1.625%, 2/15/27	49,943,000	58,962,706
Teradyne, Inc., 1.25%, 12/15/23	85,915,000	139,596,267
		198,558,973
TOTAL CONVERTIBLE BONDS (Cost $713,770,467)		768,413,405
EXCHANGE-TRADED FUNDS — 6.1%
iShares Russell 1000 Value ETF	4,699,830	597,912,373
SPDR S&P 500 ETF Trust	454,400	133,139,200
TOTAL EXCHANGE-TRADED FUNDS (Cost $685,493,481)		731,051,573
PREFERRED STOCKS — 6.0%
Banks — 4.4%
Bank of America Corp., 5.875%	116,802,000	122,023,049
Citigroup, Inc., 5.95%	88,872,000	92,789,922
U.S. Bancorp, 5.30%	139,717,000	145,082,133
Wells Fargo & Co., 6.18%	161,590,000	162,664,574
		522,559,678
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The), 4.95%	19,990,000	20,235,277
Goldman Sachs Group, Inc. (The), 5.30%(5)	66,678,000	69,785,195
		90,020,472
Insurance†
Progressive Corp. (The), 5.375%	2,903,000	2,987,390
Oil, Gas and Consumable Fuels — 0.9%
Plains All American Pipeline LP, 6.125%	109,800,000	104,751,396

TOTAL PREFERRED STOCKS (Cost $710,511,029)		720,318,936
CONVERTIBLE PREFERRED STOCKS — 4.5%
Banks — 2.2%
Bank of America Corp., 7.25%	124,410	170,690,520
Wells Fargo & Co., 7.50%(5)	67,157	91,615,579
		262,306,099
Chemicals — 0.9%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	2,084,971	112,213,139
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 6.125%, 5/1/20	698,900	43,268,899
Machinery — 1.0%
Stanley Black & Decker, Inc., 5.375%, 5/15/20(5)	1,162,669	117,580,716
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $485,135,361)		535,368,853
CORPORATE BONDS — 0.8%
Multi-Utilities — 0.8%
NextEra Energy Capital Holdings, Inc., 5.65%, 5/1/79 (Cost $89,686,325)	88,784,000	91,589,246
TEMPORARY CASH INVESTMENTS — 3.6%
Federal Farm Credit Discount Notes, 2.14%, 7/1/19(6)	22,200,000	22,200,000
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(6)	270,548,000	270,548,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $114,776,168), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $112,712,146)		112,691,016
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/27, valued at $21,820,939), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $21,392,228)		21,390,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $426,829,016)		426,829,016
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $27,929,967)	27,929,967	27,929,967
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $10,002,224,597)		12,070,133,335
OTHER ASSETS AND LIABILITIES — (0.9)%		(103,674,197)
TOTAL NET ASSETS — 100.0%		$11,966,459,138

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Bank of New York Mellon Corp. (The)	300	Put	$40.00	07/19/19	$1,324,500	$(10,113)	$(6,300)
Carnival Corp.	1,102	Put	$45.00	07/19/19	$5,129,810	(81,007)	(49,590)
Comerica, Inc.	326	Put	$62.50	07/19/19	$2,368,064	(11,403)	(4,401)
Wells Fargo & Co.	3,000	Put	$42.50	07/19/19	$14,196,000	(68,132)	(34,500)
						$(170,655)	$(94,791)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	406,180,606	CHF	393,548,390	UBS AG	9/30/19	$(206,534)
USD	366,992,209	EUR	320,590,011	Credit Suisse AG	9/30/19	(111,373)
USD	49,974,555	GBP	39,064,137	JPMorgan Chase Bank N.A.	9/30/19	169,401
USD	28,700,466	JPY	3,061,163,055	Bank Of America, N.A.	9/30/19	121,798
USD	52,683,934	SEK	489,523,312	Goldman Sachs & Co.	9/30/19	(364,396)
						$(391,104)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $560,613,208, which represented 4.7% of total net assets.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $569,854,432, which represented 4.8% of total net assets.

(5)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,358,626. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $27,929,967.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	—	18,881,528	—
Automobiles	—	33,537,165	—
Chemicals	53,322,199	56,049,135	—
Electrical Equipment	176,350,560	20,024,606	—
Food and Staples Retailing	110,222,946	44,837,352	—
Food Products	157,721,540	237,940,087	—
Hotels, Restaurants and Leisure	51,042,214	69,989,415	—
Industrial Conglomerates	12,450,665	25,829,516	—
Machinery	134,860,149	65,926,997	—
Oil, Gas and Consumable Fuels	502,203,474	296,937,520	—
Personal Products	—	17,232,584	—
Pharmaceuticals	518,030,957	239,030,002	—
Other Industries	5,926,211,728	—	—
Convertible Bonds	—	768,413,405	—
Exchange-Traded Funds	731,051,573	—	—
Preferred Stocks	—	720,318,936	—
Convertible Preferred Stocks	535,368,853	—	—
Corporate Bonds	—	91,589,246	—
Temporary Cash Investments	—	426,829,016	—
Temporary Cash Investments - Securities Lending Collateral	27,929,967	—	—
	8,936,766,825	3,133,366,510	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	291,199	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	682,303	—
Written Options Contracts	94,791	—	—
	94,791	682,303	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$122,813	—	—	$3,864	$126,677	9,199	—	$3,082

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2019

Large Company Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.2%
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	99,400	10,265,038
Airlines — 1.3%
Southwest Airlines Co.	227,500	11,552,450
Auto Components — 0.7%
BorgWarner, Inc.	138,900	5,831,022
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	291,800	7,540,112
Banks — 14.2%
Bank of America Corp.	214,000	6,206,000
BB&T Corp.	435,500	21,396,115
JPMorgan Chase & Co.	296,800	33,182,240
PNC Financial Services Group, Inc. (The)	181,900	24,971,232
U.S. Bancorp	413,900	21,688,360
Wells Fargo & Co.	341,700	16,169,244
		123,613,191
Beverages — 1.2%
PepsiCo, Inc.	77,300	10,136,349
Biotechnology — 1.0%
Gilead Sciences, Inc.	131,400	8,877,384
Building Products — 1.3%
Johnson Controls International plc	279,819	11,559,323
Capital Markets — 4.8%
Ameriprise Financial, Inc.	100,300	14,559,548
Bank of New York Mellon Corp. (The)	458,200	20,229,530
Invesco Ltd.	345,500	7,068,930
		41,858,008
Chemicals — 1.0%
DuPont de Nemours, Inc.	117,500	8,820,725
Communications Equipment — 0.5%
Cisco Systems, Inc.	77,600	4,247,048
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	40,800	8,697,336
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	478,500	27,336,705
Electric Utilities — 4.5%
Eversource Energy	171,300	12,977,688
Pinnacle West Capital Corp.	114,500	10,773,305
Xcel Energy, Inc.	255,500	15,199,695
		38,950,688
Electrical Equipment — 2.6%
Eaton Corp. plc	131,700	10,967,976
Emerson Electric Co.	175,600	11,716,032
		22,684,008

Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	112,000	10,727,360
Energy Equipment and Services — 2.6%
Baker Hughes a GE Co.	296,600	7,305,258
Schlumberger Ltd.	398,600	15,840,364
		23,145,622
Equity Real Estate Investment Trusts (REITs) — 2.3%
Welltower, Inc.	106,700	8,699,251
Weyerhaeuser Co.	423,600	11,157,624
		19,856,875
Food and Staples Retailing — 1.4%
Sysco Corp.	64,200	4,540,224
Walmart, Inc.	68,200	7,535,418
		12,075,642
Food Products — 3.1%
Conagra Brands, Inc.	252,100	6,685,692
Kellogg Co.	70,900	3,798,113
Mondelez International, Inc., Class A	299,500	16,143,050
		26,626,855
Health Care Equipment and Supplies — 7.8%
Hologic, Inc.(1)	198,900	9,551,178
Medtronic plc	344,500	33,550,855
Zimmer Biomet Holdings, Inc.	208,200	24,513,468
		67,615,501
Health Care Providers and Services — 2.2%
McKesson Corp.	48,600	6,531,354
Quest Diagnostics, Inc.	121,300	12,349,553
		18,880,907
Health Care Technology — 1.1%
Cerner Corp.	126,900	9,301,770
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	147,200	6,852,160
Household Durables — 0.6%
PulteGroup, Inc.	157,800	4,989,636
Household Products — 3.5%
Colgate-Palmolive Co.	102,000	7,310,340
Procter & Gamble Co. (The)	208,000	22,807,200
		30,117,540
Industrial Conglomerates — 1.3%
Siemens AG	94,100	11,185,166
Insurance — 3.6%
Aflac, Inc.	201,500	11,044,215
Chubb Ltd.	136,400	20,090,356
		31,134,571
Machinery — 2.4%
Atlas Copco AB, B Shares	297,400	8,532,809
Cummins, Inc.	72,400	12,405,016
		20,937,825

Oil, Gas and Consumable Fuels — 6.5%
Chevron Corp.	175,200	21,801,888
Royal Dutch Shell plc, Class B ADR	100,800	6,626,592
TOTAL SA ADR	508,200	28,352,478
		56,780,958
Personal Products — 0.5%
Unilever NV CVA	68,900	4,196,978
Pharmaceuticals — 8.0%
Johnson & Johnson	214,200	29,833,776
Merck & Co., Inc.	76,200	6,389,370
Pfizer, Inc.	567,300	24,575,436
Roche Holding AG	31,000	8,722,355
		69,520,937
Road and Rail — 0.5%
Union Pacific Corp.	26,300	4,447,593
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	193,000	8,667,630
Intel Corp.	277,000	13,259,990
Maxim Integrated Products, Inc.	124,600	7,453,572
		29,381,192
Software — 1.0%
Oracle Corp.(New York)	150,800	8,591,076
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	63,400	9,772,476
TOTAL COMMON STOCKS (Cost $691,498,607)		818,108,027
EXCHANGE-TRADED FUNDS — 3.4%
iShares Russell 1000 Value ETF (Cost $27,865,045)	232,100	29,527,762
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $18,902,814), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $18,562,884)		18,559,404
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $3,595,214), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $3,522,367)		3,522,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,865	14,865
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,096,269)		22,096,269
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $741,459,921)		869,732,058
OTHER ASSETS AND LIABILITIES — (0.1)%		(848,979)
TOTAL NET ASSETS — 100.0%		$868,883,079

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,636,526	CHF	6,464,773	UBS AG	9/30/19	$(39,147)
USD	282,868	CHF	272,744	UBS AG	9/30/19	1,226
USD	487,205	CHF	471,227	UBS AG	9/30/19	605
USD	37,315,728	EUR	32,717,310	Credit Suisse AG	9/30/19	(148,452)
USD	5,692,826	GBP	4,474,190	JPMorgan Chase Bank N.A.	9/30/19	(11,582)
USD	6,465,178	JPY	691,179,299	Bank of America N.A.	9/30/19	12,407
USD	6,442,401	SEK	60,098,584	Goldman Sachs & Co.	9/30/19	(70,321)
USD	260,593	SEK	2,403,000	Goldman Sachs & Co.	9/30/19	186
						$(255,078)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	785,470,719	32,637,308	—
Exchange-Traded Funds	29,527,762	—	—
Temporary Cash Investments	14,865	22,081,404	—
	815,013,346	54,718,712	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	14,424	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	269,502	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2019

Mid Cap Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.1%
Aerospace and Defense — 1.3%
BAE Systems plc	11,630,746	73,351,231
Textron, Inc.	545,412	28,928,653
		102,279,884
Airlines — 1.5%
Southwest Airlines Co.	2,350,391	119,352,855
Auto Components — 1.2%
Aptiv plc	237,516	19,198,418
BorgWarner, Inc.	1,793,067	75,272,953
		94,471,371
Automobiles — 1.7%
Honda Motor Co. Ltd. ADR	3,052,703	78,881,846
Thor Industries, Inc.	920,556	53,806,498
		132,688,344
Banks — 9.7%
BB&T Corp.	3,443,634	169,185,738
Comerica, Inc.	1,364,599	99,124,471
Commerce Bancshares, Inc.	1,273,058	75,950,640
First Hawaiian, Inc.	3,616,018	93,546,386
M&T Bank Corp.	556,923	94,715,895
Prosperity Bancshares, Inc.	622,789	41,135,214
SunTrust Banks, Inc.	565,220	35,524,077
UMB Financial Corp.	1,364,244	89,794,540
Westamerica Bancorporation	974,120	60,015,533
		758,992,494
Beverages — 0.4%
Molson Coors Brewing Co., Class B	610,039	34,162,184
Building Products — 1.3%
Johnson Controls International plc	2,528,295	104,443,866
Capital Markets — 6.0%
Ameriprise Financial, Inc.	795,197	115,430,797
Invesco Ltd.	2,742,961	56,120,982
Northern Trust Corp.	2,588,852	232,996,680
State Street Corp.	1,185,853	66,478,919
		471,027,378
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	463,385	40,147,676
Containers and Packaging — 2.9%
Graphic Packaging Holding Co.	7,145,706	99,896,970
Packaging Corp. of America	735,957	70,151,421
Sonoco Products Co.	588,092	38,425,931
WestRock Co.	648,391	23,646,820
		232,121,142

Distributors — 0.8%
Genuine Parts Co.	593,322	61,456,293
Electric Utilities — 4.6%
Edison International	797,524	53,761,093
Eversource Energy	738,556	55,953,003
Pinnacle West Capital Corp.	1,033,839	97,273,911
Xcel Energy, Inc.	2,655,732	157,989,497
		364,977,504
Electrical Equipment — 6.8%
Eaton Corp. plc	989,352	82,393,234
Emerson Electric Co.	2,001,510	133,540,747
Hubbell, Inc.	1,416,699	184,737,550
nVent Electric plc	2,734,984	67,800,253
Schneider Electric SE	751,286	68,147,301
		536,619,085
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	842,286	80,674,153
Energy Equipment and Services — 1.3%
Baker Hughes a GE Co.	3,050,289	75,128,618
Halliburton Co.	516,080	11,735,659
National Oilwell Varco, Inc.	623,446	13,859,205
		100,723,482
Equity Real Estate Investment Trusts (REITs) — 4.9%
American Tower Corp.	172,783	35,325,484
Empire State Realty Trust, Inc., Class A	3,922,913	58,098,342
MGM Growth Properties LLC, Class A	2,565,939	78,646,030
Piedmont Office Realty Trust, Inc., Class A	3,307,115	65,910,802
Weyerhaeuser Co.	5,747,600	151,391,784
		389,372,442
Food and Staples Retailing — 1.9%
Koninklijke Ahold Delhaize NV	3,482,793	78,330,265
Sysco Corp.	1,051,572	74,367,172
		152,697,437
Food Products — 4.0%
Conagra Brands, Inc.	2,622,942	69,560,422
J.M. Smucker Co. (The)	361,865	41,683,229
Kellogg Co.	705,837	37,811,688
Mondelez International, Inc., Class A	950,803	51,248,282
Orkla ASA	12,505,307	111,077,061
		311,380,682
Gas Utilities — 1.6%
Atmos Energy Corp.	563,020	59,432,391
Spire, Inc.	746,151	62,616,992
		122,049,383
Health Care Equipment and Supplies — 4.4%
Hologic, Inc.(1)	1,152,827	55,358,753
Siemens Healthineers AG	1,392,074	58,742,442
Zimmer Biomet Holdings, Inc.	1,946,138	229,138,288
		343,239,483

Health Care Providers and Services — 5.3%
Cardinal Health, Inc.	2,107,969	99,285,340
Henry Schein, Inc.(1)	813,222	56,844,218
McKesson Corp.	608,511	81,777,793
Quest Diagnostics, Inc.	1,057,994	107,714,369
Universal Health Services, Inc., Class B	565,786	73,772,837
		419,394,557
Health Care Technology — 0.9%
Cerner Corp.	965,648	70,781,998
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	1,592,180	74,115,979
Sodexo SA	625,690	73,144,608
		147,260,587
Household Durables — 1.1%
PulteGroup, Inc.	2,690,180	85,063,492
Household Products — 1.0%
Kimberly-Clark Corp.	575,768	76,738,359
Insurance — 5.4%
Aflac, Inc.	945,622	51,829,542
Arthur J. Gallagher & Co.	239,932	21,015,644
Brown & Brown, Inc.	1,198,203	40,139,800
Chubb Ltd.	806,617	118,806,618
ProAssurance Corp.	1,446,365	52,228,240
Reinsurance Group of America, Inc.	519,801	81,104,550
Torchmark Corp.	312,526	27,958,576
Travelers Cos., Inc. (The)	199,600	29,844,192
		422,927,162
Machinery — 3.8%
Atlas Copco AB, B Shares	2,050,138	58,821,239
Cummins, Inc.	619,920	106,217,093
IMI plc	6,026,961	79,613,966
PACCAR, Inc.	747,942	53,597,524
		298,249,822
Multi-Utilities — 3.2%
Ameren Corp.	1,145,831	86,063,366
NorthWestern Corp.	1,405,070	101,375,801
WEC Energy Group, Inc.	777,951	64,857,775
		252,296,942
Multiline Retail — 0.7%
Target Corp.	612,533	53,051,483
Oil, Gas and Consumable Fuels — 3.4%
Cimarex Energy Co.	473,288	28,080,177
Devon Energy Corp.	1,827,109	52,109,149
EQT Corp.	2,702,862	42,732,248
Equitrans Midstream Corp.	2,092,042	41,234,148
Imperial Oil Ltd.	1,405,592	38,919,297
Noble Energy, Inc.	2,963,750	66,388,000
		269,463,019

Road and Rail — 0.9%
Heartland Express, Inc.(2)	4,134,354	74,707,777
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	2,959,798	132,924,528
Maxim Integrated Products, Inc.	1,787,127	106,905,937
Microchip Technology, Inc.	681,748	59,107,552
Teradyne, Inc.	601,972	28,840,478
		327,778,495
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	642,099	98,973,140
Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	2,756,639	57,310,525
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	5,644,927	77,730,645
Trading Companies and Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	1,576,769	117,090,866
TOTAL COMMON STOCKS (Cost $6,470,279,272)		7,401,696,007
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell Mid-Cap Value ETF (Cost $234,316,296)	2,793,072	248,946,507
TEMPORARY CASH INVESTMENTS — 2.7%
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(3)	150,000,000	150,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $54,185,151), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $53,210,737)		53,200,762
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $10,305,223), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $10,099,052)		10,098,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,115	45,115
TOTAL TEMPORARY CASH INVESTMENTS (Cost $213,343,877)		213,343,877
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,917,939,445)		7,863,986,391
OTHER ASSETS AND LIABILITIES†		(609,551)
TOTAL NET ASSETS — 100.0%		$7,863,376,840

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,290,333	USD	984,575	Morgan Stanley	9/30/19	$2,320
USD	33,928,524	CAD	44,755,455	Morgan Stanley	9/30/19	(302,109)
USD	5,640,888	EUR	4,928,692	Credit Suisse AG	9/30/19	(2,895)
USD	230,198,479	EUR	201,831,115	Credit Suisse AG	9/30/19	(915,789)
USD	123,637,846	GBP	97,171,299	JPMorgan Chase Bank N.A.	9/30/19	(251,530)
USD	5,022,487	GBP	3,939,727	JPMorgan Chase Bank N.A.	9/30/19	(502)
USD	47,743,264	JPY	5,104,136,879	Bank of America N.A.	9/30/19	91,625
USD	95,204,775	NOK	811,882,046	Goldman Sachs & Co.	9/30/19	(198,830)
USD	49,745,834	SEK	464,058,987	Goldman Sachs & Co.	9/30/19	(542,995)
						$(2,120,705)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	28,928,653	73,351,231	—
Electrical Equipment	468,471,784	68,147,301	—
Food and Staples Retailing	74,367,172	78,330,265	—
Food Products	200,303,621	111,077,061	—
Health Care Equipment and Supplies	284,497,041	58,742,442	—
Hotels, Restaurants and Leisure	74,115,979	73,144,608	—
Machinery	159,814,617	138,435,205	—
Oil, Gas and Consumable Fuels	230,543,722	38,919,297	—
Other Industries	5,240,506,008	—	—
Exchange-Traded Funds	248,946,507	—	—
Temporary Cash Investments	45,115	213,298,762	—
	7,010,540,219	853,446,172	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	93,945	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,214,650	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$76,492	$3,084	—	$(4,868)	$74,708	4,134	—	$83

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2019

NT Large Company Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.1%
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	183,100	18,908,737
Airlines — 1.3%
Southwest Airlines Co.	427,500	21,708,450
Auto Components — 0.7%
BorgWarner, Inc.	259,500	10,893,810
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	536,900	13,873,496
Banks — 14.1%
Bank of America Corp.	394,400	11,437,600
BB&T Corp.	796,100	39,112,393
JPMorgan Chase & Co.	542,600	60,662,680
PNC Financial Services Group, Inc. (The)	335,200	46,016,256
U.S. Bancorp	757,100	39,672,040
Wells Fargo & Co.	629,300	29,778,476
		226,679,445
Beverages — 1.2%
PepsiCo, Inc.	144,400	18,935,172
Biotechnology — 1.0%
Gilead Sciences, Inc.	240,200	16,227,912
Building Products — 1.3%
Johnson Controls International plc	510,700	21,097,017
Capital Markets — 4.8%
Ameriprise Financial, Inc.	183,000	26,564,280
Bank of New York Mellon Corp. (The)	844,500	37,284,675
Invesco Ltd.	638,300	13,059,618
		76,908,573
Chemicals — 1.0%
DuPont de Nemours, Inc.	217,000	16,290,190
Communications Equipment — 0.5%
Cisco Systems, Inc.	143,400	7,848,282
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	75,400	16,073,018
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	896,900	51,239,897
Electric Utilities — 4.5%
Eversource Energy	315,900	23,932,584
Pinnacle West Capital Corp.	212,000	19,947,080
Xcel Energy, Inc.	472,200	28,091,178
		71,970,842
Electrical Equipment — 2.6%
Eaton Corp. plc	242,700	20,212,056
Emerson Electric Co.	319,500	21,317,040
		41,529,096

Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	209,400	20,056,332
Energy Equipment and Services — 2.6%
Baker Hughes a GE Co.	546,300	13,455,369
Schlumberger Ltd.	732,700	29,117,498
		42,572,867
Equity Real Estate Investment Trusts (REITs) — 2.3%
Welltower, Inc.	197,000	16,061,410
Weyerhaeuser Co.	780,700	20,563,638
		36,625,048
Food and Staples Retailing — 1.4%
Sysco Corp.	120,200	8,500,544
Walmart, Inc.	124,700	13,778,103
		22,278,647
Food Products — 3.1%
Conagra Brands, Inc.	461,100	12,228,372
Kellogg Co.	132,500	7,098,025
Mondelez International, Inc., Class A	552,000	29,752,800
		49,079,197
Health Care Equipment and Supplies — 7.8%
Hologic, Inc.(1)	365,700	17,560,914
Medtronic plc	631,100	61,462,829
Zimmer Biomet Holdings, Inc.	384,600	45,282,804
		124,306,547
Health Care Providers and Services — 2.2%
McKesson Corp.	92,200	12,390,758
Quest Diagnostics, Inc.	221,400	22,540,734
		34,931,492
Health Care Technology — 1.1%
Cerner Corp.	237,900	17,438,070
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	271,200	12,624,360
Household Durables — 0.6%
PulteGroup, Inc.	288,500	9,122,370
Household Products — 3.4%
Colgate-Palmolive Co.	186,200	13,344,954
Procter & Gamble Co. (The)	384,000	42,105,600
		55,450,554
Industrial Conglomerates — 1.3%
Siemens AG	174,000	20,682,453
Insurance — 3.6%
Aflac, Inc.	367,700	20,153,637
Chubb Ltd.	251,400	37,028,706
		57,182,343
Machinery — 2.4%
Atlas Copco AB, B Shares	549,400	15,763,031
Cummins, Inc.	132,400	22,685,416
		38,448,447

Oil, Gas and Consumable Fuels — 6.5%
Chevron Corp.	321,700	40,032,348
Royal Dutch Shell plc, Class B ADR	189,600	12,464,304
TOTAL SA ADR	927,400	51,739,646
		104,236,298
Personal Products — 0.5%
Unilever NV CVA	129,900	7,912,735
Pharmaceuticals — 8.0%
Johnson & Johnson	393,700	54,834,536
Merck & Co., Inc.	140,800	11,806,080
Pfizer, Inc.	1,035,300	44,849,196
Roche Holding AG	57,300	16,122,288
		127,612,100
Road and Rail — 0.5%
Union Pacific Corp.	48,100	8,134,191
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	356,500	16,010,415
Intel Corp.	505,500	24,198,285
Maxim Integrated Products, Inc.	230,200	13,770,564
		53,979,264
Software — 1.0%
Oracle Corp.(New York)	278,600	15,871,842
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	117,100	18,049,794
TOTAL COMMON STOCKS (Cost $1,212,345,559)		1,506,778,888
EXCHANGE-TRADED FUNDS — 3.4%
iShares Russell 1000 Value ETF (Cost $51,135,278)	427,500	54,386,550
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $36,912,455), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $36,248,657)		36,241,862
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $7,021,489), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $6,879,717)		6,879,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,686	50,686
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,171,548)		43,171,548
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,306,652,385)		1,604,336,986
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,298,095)
TOTAL NET ASSETS — 100.0%		$1,601,038,891

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,999,623	CHF	11,689,073	UBS AG	9/30/19	$(70,783)
USD	752,805	CHF	725,862	UBS AG	9/30/19	3,263
USD	905,136	CHF	875,453	UBS AG	9/30/19	1,123
USD	68,551,105	EUR	60,103,551	Credit Suisse AG	9/30/19	(272,714)
USD	10,707,934	GBP	8,415,739	JPMorgan Chase Bank N.A.	9/30/19	(21,784)
USD	11,895,662	JPY	1,271,741,484	Bank of America N.A.	9/30/19	22,829
USD	11,784,045	SEK	109,928,640	Goldman Sachs & Co.	9/30/19	(128,628)
USD	600,054	SEK	5,533,264	Goldman Sachs & Co.	9/30/19	429
						$(466,265)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,446,298,381	60,480,507	—
Exchange-Traded Funds	54,386,550	—
Temporary Cash Investments	50,686	43,120,862	—
	1,500,735,617	103,601,369	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	27,644	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	493,909	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2019

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%
Aerospace and Defense — 1.3%
BAE Systems plc	1,365,698	8,613,001
Textron, Inc.	66,428	3,523,341
		12,136,342
Airlines — 1.6%
Southwest Airlines Co.	281,550	14,297,109
Auto Components — 1.3%
Aptiv plc	28,892	2,335,341
BorgWarner, Inc.	216,933	9,106,847
		11,442,188
Automobiles — 1.7%
Honda Motor Co. Ltd. ADR	366,081	9,459,533
Thor Industries, Inc.	112,119	6,553,356
		16,012,889
Banks — 10.0%
BB&T Corp.	419,728	20,621,237
Comerica, Inc.	159,936	11,617,751
Commerce Bancshares, Inc.	153,275	9,144,387
First Hawaiian, Inc.	435,366	11,262,918
M&T Bank Corp.	68,423	11,636,700
Prosperity Bancshares, Inc.	76,587	5,058,571
SunTrust Banks, Inc.	69,077	4,341,489
UMB Financial Corp.	166,915	10,986,345
Westamerica Bancorporation	117,973	7,268,317
		91,937,715
Beverages — 0.5%
Molson Coors Brewing Co., Class B	75,705	4,239,480
Building Products — 1.3%
Johnson Controls International plc	296,592	12,252,215
Capital Markets — 6.1%
Ameriprise Financial, Inc.	95,260	13,827,942
Invesco Ltd.	321,429	6,576,437
Northern Trust Corp.	303,370	27,303,300
State Street Corp.	142,180	7,970,611
		55,678,290
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	56,484	4,893,774
Containers and Packaging — 3.0%
Graphic Packaging Holding Co.	867,578	12,128,740
Packaging Corp. of America	88,172	8,404,555
Sonoco Products Co.	70,372	4,598,107
WestRock Co.	75,992	2,771,428
		27,902,830

Distributors — 0.8%
Genuine Parts Co.	71,066	7,361,016
Electric Utilities — 4.8%
Edison International	93,513	6,303,711
Eversource Energy	89,005	6,743,019
Pinnacle West Capital Corp.	124,473	11,711,665
Xcel Energy, Inc.	319,748	19,021,808
		43,780,203
Electrical Equipment — 6.9%
Eaton Corp. plc	118,620	9,878,674
Emerson Electric Co.	234,905	15,672,862
Hubbell, Inc.	166,038	21,651,355
nVent Electric plc	327,850	8,127,401
Schneider Electric SE	89,987	8,162,499
		63,492,791
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	98,902	9,472,834
Energy Equipment and Services — 1.3%
Baker Hughes a GE Co.	374,042	9,212,654
Halliburton Co.	60,486	1,375,452
National Oilwell Varco, Inc.	74,840	1,663,693
		12,251,799
Equity Real Estate Investment Trusts (REITs) — 5.2%
American Tower Corp.	22,057	4,509,553
Empire State Realty Trust, Inc., Class A	470,437	6,967,172
MGM Growth Properties LLC, Class A	308,937	9,468,919
Piedmont Office Realty Trust, Inc., Class A	398,174	7,935,608
Weyerhaeuser Co.	698,553	18,399,886
		47,281,138
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	408,954	9,197,640
Sysco Corp.	125,988	8,909,871
		18,107,511
Food Products — 4.1%
Conagra Brands, Inc.	319,698	8,478,391
J.M. Smucker Co. (The)	43,998	5,068,129
Kellogg Co.	84,982	4,552,486
Mondelez International, Inc., Class A	113,799	6,133,766
Orkla ASA	1,491,300	13,246,314
		37,479,086
Gas Utilities — 1.6%
Atmos Energy Corp.	68,914	7,274,562
Spire, Inc.	91,533	7,681,449
		14,956,011
Health Care Equipment and Supplies — 4.4%
Hologic, Inc.(1)	140,077	6,726,498
Siemens Healthineers AG	163,152	6,884,653
Zimmer Biomet Holdings, Inc.	228,431	26,895,466
		40,506,617

Health Care Providers and Services — 5.5%
Cardinal Health, Inc.	258,101	12,156,557
Henry Schein, Inc.(1)	95,398	6,668,320
McKesson Corp.	72,793	9,782,652
Quest Diagnostics, Inc.	126,562	12,885,277
Universal Health Services, Inc., Class B	66,357	8,652,289
		50,145,095
Health Care Technology — 0.9%
Cerner Corp.	113,279	8,303,351
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	186,577	8,685,159
Sodexo SA	74,964	8,763,465
		17,448,624
Household Durables — 1.1%
PulteGroup, Inc.	325,527	10,293,164
Household Products — 1.0%
Kimberly-Clark Corp.	68,570	9,139,010
Insurance — 5.6%
Aflac, Inc.	118,462	6,492,902
Arthur J. Gallagher & Co.	28,767	2,519,702
Brown & Brown, Inc.	143,661	4,812,643
Chubb Ltd.	96,700	14,242,943
ProAssurance Corp.	171,916	6,207,887
Reinsurance Group of America, Inc.	63,012	9,831,762
Torchmark Corp.	39,897	3,569,186
Travelers Cos., Inc. (The)	24,330	3,637,822
		51,314,847
Machinery — 3.9%
Atlas Copco AB, B Shares	249,272	7,151,952
Cummins, Inc.	75,541	12,943,195
IMI plc	725,642	9,585,467
PACCAR, Inc.	91,415	6,550,799
		36,231,413
Multi-Utilities — 3.3%
Ameren Corp.	137,957	10,361,950
NorthWestern Corp.	170,839	12,326,034
WEC Energy Group, Inc.	94,551	7,882,717
		30,570,701
Multiline Retail — 0.7%
Target Corp.	71,822	6,220,503
Oil, Gas and Consumable Fuels — 3.5%
Cimarex Energy Co.	55,432	3,288,781
Devon Energy Corp.	218,822	6,240,803
EQT Corp.	325,423	5,144,938
Equitrans Midstream Corp.(1)	249,674	4,921,074
Imperial Oil Ltd.	168,731	4,671,976
Noble Energy, Inc.	361,268	8,092,403
		32,359,975

Road and Rail — 1.0%
Heartland Express, Inc.	496,299	8,968,123
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	347,373	15,600,522
Maxim Integrated Products, Inc.	214,087	12,806,684
Microchip Technology, Inc.	83,075	7,202,603
Teradyne, Inc.	70,551	3,380,098
		38,989,907
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	75,254	11,599,652
Technology Hardware, Storage and Peripherals — 0.8%
HP, Inc.	333,589	6,935,315
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	675,837	9,306,275
Trading Companies and Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	185,612	13,783,547
TOTAL COMMON STOCKS (Cost $762,184,886)		887,091,340
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell Mid-Cap Value ETF (Cost $27,384,835)	327,301	29,172,338
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $2,900,543), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $2,848,382)		2,847,848
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $554,328), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $540,056)		540,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,715	2,715
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,390,563)		3,390,563
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $792,960,284)		919,654,241
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,280,549)
TOTAL NET ASSETS — 100.0%		$918,373,692

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	154,895	USD	118,191	Morgan Stanley	9/30/19	$278
USD	4,072,870	CAD	5,372,564	Morgan Stanley	9/30/19	(36,266)
USD	27,452,976	EUR	24,069,945	Credit Suisse AG	9/30/19	(109,215)
USD	674,561	GBP	529,137	JPMorgan Chase Bank N.A.	9/30/19	(67)
USD	14,631,067	GBP	11,499,066	JPMorgan Chase Bank N.A.	9/30/19	(29,766)
USD	5,725,386	JPY	612,089,526	Bank of America N.A.	9/30/19	10,988
USD	11,353,490	NOK	96,819,670	Goldman Sachs & Co.	9/30/19	(23,711)
USD	6,048,492	SEK	56,423,964	Goldman Sachs & Co.	9/30/19	(66,022)
						$(253,781)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	3,523,341	8,613,001	—
Electrical Equipment	55,330,292	8,162,499	—
Food and Staples Retailing	8,909,871	9,197,640	—
Food Products	24,232,772	13,246,314	—
Health Care Equipment and Supplies	33,621,964	6,884,653	—
Hotels, Restaurants and Leisure	8,685,159	8,763,465	—
Machinery	19,493,994	16,737,419	—
Oil, Gas and Consumable Fuels	27,687,999	4,671,976	—
Other Industries	629,328,981	—	—
Exchange-Traded Funds	29,172,338	—	—
Temporary Cash Investments	2,715	3,387,848	—
	839,989,426	79,664,815	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,266	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	265,047	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2019

Small Cap Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Banks — 22.3%
Ameris Bancorp	145,000	5,682,550
Bank OZK	290,000	8,726,100
BankUnited, Inc.	975,000	32,896,500
First Hawaiian, Inc.	975,000	25,223,250
Hilltop Holdings, Inc.	565,000	12,017,550
Home BancShares, Inc.	1,922,673	37,030,682
LegacyTexas Financial Group, Inc.	575,000	23,408,250
Origin Bancorp, Inc.	525,000	17,325,000
Pacific Premier Bancorp, Inc.	340,000	10,499,200
Signature Bank	195,000	23,563,800
South State Corp.	270,000	19,890,900
Texas Capital Bancshares, Inc.(1)	450,000	27,616,500
Towne Bank	255,000	6,956,400
UMB Financial Corp.	343,063	22,580,407
Valley National Bancorp	3,725,000	40,155,500
		313,572,589
Building Products — 1.0%
CSW Industrials, Inc.	40,000	2,726,000
Gibraltar Industries, Inc.(1)	265,000	10,695,400
		13,421,400
Capital Markets — 2.7%
Ares Management Corp., Class A	615,000	16,094,550
Donnelley Financial Solutions, Inc.(1)	1,665,208	22,213,875
		38,308,425
Chemicals — 3.4%
Innophos Holdings, Inc.	623,266	18,143,273
Minerals Technologies, Inc.	455,000	24,347,050
PolyOne Corp.	185,000	5,807,150
		48,297,473
Commercial Services and Supplies — 5.5%
Brink's Co. (The)	280,000	22,730,400
CECO Environmental Corp.(1)	835,000	8,007,650
Charah Solutions, Inc.(1)(2)	1,875,000	10,312,500
Deluxe Corp.	415,000	16,873,900
UniFirst Corp.	100,000	18,857,000
		76,781,450
Communications Equipment — 0.8%
Casa Systems, Inc.(1)	1,670,000	10,738,100
Construction and Engineering — 1.4%
Dycom Industries, Inc.(1)	260,000	15,306,200
Valmont Industries, Inc.	40,000	5,072,400
		20,378,600

Construction Materials — 0.5%
Tecnoglass, Inc.	1,125,660	7,305,533
Containers and Packaging — 4.5%
Graphic Packaging Holding Co.	2,775,000	38,794,500
Silgan Holdings, Inc.	820,000	25,092,000
		63,886,500
Diversified Financial Services — 2.5%
Compass Diversified Holdings	1,870,000	35,735,700
Electronic Equipment, Instruments and Components — 4.5%
Avnet, Inc.	255,000	11,543,850
Belden, Inc.	360,000	21,445,200
Coherent, Inc.(1)	150,000	20,455,500
Tech Data Corp.(1)	95,000	9,937,000
		63,381,550
Energy Equipment and Services — 1.2%
C&J Energy Services, Inc.(1)	130,000	1,531,400
Dril-Quip, Inc.(1)	165,000	7,920,000
Liberty Oilfield Services, Inc., Class A	170,000	2,750,600
NCS Multistage Holdings, Inc.(1)	1,389,764	4,933,662
		17,135,662
Equity Real Estate Investment Trusts (REITs) — 8.6%
Brandywine Realty Trust	1,220,000	17,470,400
CareTrust REIT, Inc.	170,000	4,042,600
Community Healthcare Trust, Inc.	120,000	4,729,200
Cousins Properties, Inc.	255,000	9,223,350
Highwoods Properties, Inc.	135,000	5,575,500
Kite Realty Group Trust	1,340,000	20,274,200
Lexington Realty Trust	725,000	6,822,250
National Health Investors, Inc.	125,000	9,753,750
RLJ Lodging Trust	390,000	6,918,600
Sabra Health Care REIT, Inc.	630,000	12,404,700
Summit Hotel Properties, Inc.	715,000	8,201,050
Urstadt Biddle Properties, Inc., Class A	190,000	3,990,000
Weingarten Realty Investors	435,000	11,927,700
		121,333,300
Food and Staples Retailing — 0.5%
Weis Markets, Inc.	205,000	7,464,050
Food Products — 1.6%
Hain Celestial Group, Inc. (The)(1)	1,050,000	22,995,000
Health Care Providers and Services — 3.0%
Premier, Inc., Class A(1)	565,000	22,097,150
Providence Service Corp. (The)(1)	360,000	20,642,400
		42,739,550
Hotels, Restaurants and Leisure — 1.0%
Red Robin Gourmet Burgers, Inc.(1)	455,000	13,909,350
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	420,000	22,583,400
Insurance — 9.1%
AMERISAFE, Inc.	330,000	21,044,100

Axis Capital Holdings Ltd.	480,000	28,632,000
Hanover Insurance Group, Inc. (The)	95,000	12,188,500
James River Group Holdings Ltd.	265,000	12,428,500
ProAssurance Corp.	686,906	24,804,176
RenaissanceRe Holdings Ltd.	105,000	18,691,050
White Mountains Insurance Group Ltd.	10,000	10,214,600
		128,002,926
IT Services — 1.8%
EVERTEC, Inc.	295,000	9,646,500
Presidio, Inc.	1,125,000	15,378,750
		25,025,250
Machinery — 5.3%
EnPro Industries, Inc.	310,000	19,790,400
Graham Corp.	119,487	2,414,832
Hurco Cos., Inc.	155,665	5,535,448
Milacron Holdings Corp.(1)	520,000	7,176,000
Mueller Water Products, Inc., Class A	1,300,000	12,766,000
Timken Co. (The)	520,000	26,696,800
		74,379,480
Media — 1.1%
Entravision Communications Corp., Class A(2)	4,312,651	13,455,471
Townsquare Media, Inc., Class A	365,544	1,966,627
		15,422,098
Oil, Gas and Consumable Fuels — 0.7%
Earthstone Energy, Inc., Class A(1)	735,000	4,498,200
Extraction Oil & Gas, Inc.(1)	1,230,000	5,325,900
		9,824,100
Paper and Forest Products — 0.3%
Neenah, Inc.	67,155	4,536,320
Professional Services — 1.5%
InnerWorkings, Inc.(1)	2,425,164	9,264,126
Korn Ferry	280,000	11,219,600
		20,483,726
Semiconductors and Semiconductor Equipment — 2.6%
Advanced Energy Industries, Inc.(1)	135,000	7,596,450
Cypress Semiconductor Corp.	525,000	11,676,000
Kulicke & Soffa Industries, Inc.	795,709	17,943,238
		37,215,688
Software — 3.5%
LogMeIn, Inc.	235,000	17,314,800
Sapiens International Corp. NV	210,000	3,490,200
Teradata Corp.(1)	800,000	28,680,000
		49,485,000
Specialty Retail — 3.3%
Camping World Holdings, Inc., Class A	1,578,110	19,600,126
MarineMax, Inc.(1)	435,000	7,151,400
Penske Automotive Group, Inc.	420,000	19,866,000
		46,617,526

Technology Hardware, Storage and Peripherals — 1.3%
Cray, Inc.(1)	510,000	17,758,200
Trading Companies and Distributors — 1.2%
Foundation Building Materials, Inc.(1)	435,000	7,734,300
GMS, Inc.(1)	420,000	9,240,000
		16,974,300
TOTAL COMMON STOCKS (Cost $1,329,887,373)		1,385,692,246
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $19,068,217), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $18,725,313)		18,721,803
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $3,626,889), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $3,553,370)		3,553,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,419	6,419
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,281,222)		22,281,222
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,352,168,595)		1,407,973,468
OTHER ASSETS AND LIABILITIES — 0.1%		1,597,785
TOTAL NET ASSETS — 100.0%		$1,409,571,253

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,385,692,246	—	—
Temporary Cash Investments	6,419	22,274,803	—
	1,385,698,665	22,274,803	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Charah Solutions, Inc.(1)	$8,855	$3,013	—	$(1,555)	$10,313	1,875	—	—
Entravision Communications Corp., Class A	12,144	1,704	$15	(378)	13,455	4,313	$(5)	$210
	$20,999	$4,717	$15	$(1,933)	$23,768	6,188	$(5)	$210
(1) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2019

Value - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 0.3%
BAE Systems plc	1,085,620	6,846,643
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	115,170	11,893,606
Airlines — 0.4%
Southwest Airlines Co.	211,810	10,755,712
Auto Components — 1.0%
BorgWarner, Inc.	349,870	14,687,543
Delphi Technologies plc	639,838	12,796,760
		27,484,303
Automobiles — 1.3%
General Motors Co.	571,459	22,018,315
Honda Motor Co. Ltd.	537,300	13,917,262
		35,935,577
Banks — 15.6%
Bank of America Corp.	2,371,410	68,770,890
BB&T Corp.	578,450	28,419,248
BOK Financial Corp.	71,686	5,410,859
Comerica, Inc.	193,447	14,051,990
JPMorgan Chase & Co.	837,051	93,582,302
M&T Bank Corp.	90,110	15,325,008
PNC Financial Services Group, Inc. (The)	266,853	36,633,580
U.S. Bancorp	1,456,882	76,340,617
UMB Financial Corp.	166,516	10,960,083
Wells Fargo & Co.	1,503,968	71,167,766
		420,662,343
Beverages — 0.2%
PepsiCo, Inc.	34,270	4,493,825
Biotechnology — 0.3%
Gilead Sciences, Inc.	121,370	8,199,757
Building Products — 0.5%
Johnson Controls International plc	361,869	14,948,808
Capital Markets — 5.1%
Ameriprise Financial, Inc.	78,010	11,323,931
Bank of New York Mellon Corp. (The)	493,360	21,781,844
BlackRock, Inc.	56,280	26,412,204
Franklin Resources, Inc.	263,097	9,155,776
Invesco Ltd.	936,161	19,153,854
Northern Trust Corp.	244,067	21,966,030
State Street Corp.	485,945	27,242,077
		137,035,716
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,026,699	56,191,236

Containers and Packaging — 1.0%
Packaging Corp. of America	117,910	11,239,181
Sonoco Products Co.	130,919	8,554,247
WestRock Co.	189,340	6,905,230
		26,698,658
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(1)	149	47,434,150
Berkshire Hathaway, Inc., Class B(1)	109,810	23,408,198
		70,842,348
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	2,198,270	73,664,028
Verizon Communications, Inc.	1,066,860	60,949,712
		134,613,740
Electric Utilities — 0.3%
Edison International	111,136	7,491,678
Electrical Equipment — 1.7%
Hubbell, Inc.	193,921	25,287,298
nVent Electric plc	826,120	20,479,515
		45,766,813
Electronic Equipment, Instruments and Components — 1.2%
Keysight Technologies, Inc.(1)	70,007	6,287,329
TE Connectivity Ltd.	280,659	26,881,519
		33,168,848
Energy Equipment and Services — 4.3%
Baker Hughes a GE Co.	1,065,819	26,251,122
Halliburton Co.	1,017,720	23,142,953
National Oilwell Varco, Inc.	581,353	12,923,477
Schlumberger Ltd.	1,353,251	53,778,195
		116,095,747
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	641,470	16,896,320
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	603,850	13,580,977
Walmart, Inc.	324,721	35,878,423
		49,459,400
Food Products — 3.5%
Conagra Brands, Inc.	401,213	10,640,169
Kellogg Co.	437,444	23,433,875
Mondelez International, Inc., Class A	681,036	36,707,840
Orkla ASA	2,535,690	22,522,997
		93,304,881
Health Care Equipment and Supplies — 4.2%
Abbott Laboratories	131,640	11,070,924
Medtronic plc	481,850	46,927,371
Siemens Healthineers AG	390,448	16,476,042
Zimmer Biomet Holdings, Inc.	324,682	38,228,059
		112,702,396
Health Care Providers and Services — 3.7%
Cardinal Health, Inc.	816,590	38,461,389

Cigna Corp.	68,360	10,770,118
McKesson Corp.	245,700	33,019,623
Quest Diagnostics, Inc.	80,840	8,230,320
Universal Health Services, Inc., Class B	63,430	8,270,638
		98,752,088
Health Care Technology — 0.2%
Cerner Corp.	59,020	4,326,166
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	331,627	15,437,237
Household Products — 2.2%
Procter & Gamble Co. (The)	538,854	59,085,341
Industrial Conglomerates — 3.2%
General Electric Co.	6,492,014	68,166,147
Siemens AG	157,450	18,715,243
		86,881,390
Insurance — 3.0%
Chubb Ltd.	251,833	37,092,483
MetLife, Inc.	349,738	17,371,486
Reinsurance Group of America, Inc.	127,719	19,927,996
Unum Group	207,080	6,947,534
		81,339,499
Leisure Products — 0.4%
Mattel, Inc.(1)	886,332	9,935,782
Machinery — 1.5%
Atlas Copco AB, B Shares	259,630	7,449,136
Cummins, Inc.	46,300	7,933,042
IMI plc	1,872,780	24,738,744
		40,120,922
Metals and Mining — 0.5%
BHP Group Ltd.	509,120	14,748,532
Multiline Retail — 0.6%
Target Corp.	191,484	16,584,429
Oil, Gas and Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	130,940	9,239,126
Apache Corp.	285,775	8,278,902
Chevron Corp.	457,547	56,937,148
Cimarex Energy Co.	420,773	24,964,462
ConocoPhillips	282,383	17,225,363
Devon Energy Corp.	1,127,915	32,168,136
EQT Corp.	1,030,031	16,284,790
Noble Energy, Inc.	1,456,040	32,615,296
Royal Dutch Shell plc, B Shares	730,820	23,838,290
TOTAL SA	540,074	30,217,736
		251,769,249
Pharmaceuticals — 8.7%
Allergan plc	198,610	33,253,272
Johnson & Johnson	481,552	67,070,563
Merck & Co., Inc.	544,807	45,682,067
Pfizer, Inc.	1,634,153	70,791,508

Teva Pharmaceutical Industries Ltd. ADR(1)	1,889,922	17,443,980
		234,241,390
Road and Rail — 1.1%
Heartland Express, Inc.	1,715,176	30,993,230
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	205,164	9,213,915
Intel Corp.	1,157,947	55,430,923
QUALCOMM, Inc.	316,574	24,081,784
Teradyne, Inc.	198,979	9,533,084
Tokyo Electron Ltd.	60,000	8,436,325
		106,696,031
Software — 1.3%
Oracle Corp. (New York)	608,829	34,684,988
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	164,566	25,366,203
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	665,865	13,843,333
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	102,890	11,687,275
Tapestry, Inc.	733,537	23,275,129
		34,962,404
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	421,079	31,269,327
TOTAL COMMON STOCKS (Cost $2,012,288,853)		2,632,525,896
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp.(collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $58,233,195) in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $57,185,985)		57,175,265
Repurchase Agreement, Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $11,070,724) at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $10,853,130)		10,852,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,003	44,003
TOTAL TEMPORARY CASH INVESTMENTS (Cost $68,071,268)		68,071,268
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,080,360,121)		2,700,597,164
OTHER ASSETS AND LIABILITIES†		873,489
TOTAL NET ASSETS — 100.0%		$2,701,470,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,942,073	AUD	15,666,895	Morgan Stanley	9/30/19	$(85,919)
USD	58,627,906	EUR	51,058,263	Credit Suisse AG	9/30/19	161,732
USD	41,676,633	GBP	32,612,355	JPMorgan Chase Bank N.A.	9/30/19	97,233
USD	732,474	JPY	78,319,013	Bank of America N.A.	9/30/19	1,296
USD	15,760,109	JPY	1,680,508,350	Bank of America N.A.	9/30/19	71,076
USD	17,201,471	NOK	145,599,320	Goldman Sachs & Co.	9/30/19	92,212
SEK	6,315,046	USD	685,932	Goldman Sachs & Co.	9/30/19	(1,587)
SEK	3,682,658	USD	399,237	Goldman Sachs & Co.	9/30/19	(158)
USD	6,629,620	SEK	61,209,721	Goldman Sachs & Co.	9/30/19	(3,513)
						$332,372

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	—	6,846,643	—
Automobiles	22,018,315	13,917,262	—
Food and Staples Retailing	35,878,423	13,580,977	—
Food Products	70,781,884	22,522,997	—
Health Care Equipment and Supplies	96,226,354	16,476,042	—
Industrial Conglomerates	68,166,147	18,715,243	—
Machinery	7,933,042	32,187,880	—
Metals and Mining	—	14,748,532	—
Oil, Gas and Consumable Fuels	197,713,223	54,056,026	—
Semiconductors and Semiconductor Equipment	98,259,706	8,436,325	—
Other Industries	1,834,060,875	—	—
Temporary Cash Investments	44,003	68,027,265	—
	2,431,081,972	269,515,192	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	423,549	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	91,177	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.